SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade payables	$ 23,801	$ 34,541
COMIBOL contract obligations (note 8(a))	6,139	7,167
Accrued liabilities	16,279	12,861
Balance, end of period	46,219	54,569
Less: current portion	(40,080)	(47,402)
Non-current portion	$ 6,139	$ 7,167